SHORT-TERM AND LONG-TERM LOANS	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
SHORT-TERM AND LONG-TERM LOANS
11.	SHORT-TERM AND LONG-TERM LOANS

Short-term and long-term loans consisted of the following:

	As of December 31,
	2015	2016
	US$	US$

Short-term loans	100,000	212,734

Long-term loans	-	65,190

Short-term loans as of December 31, 2015 and 2016 represents US$ denominated bank borrowings of US$100,000 and US$190,000, respectively, obtained from financial institutions in the United States. These bank borrowings were secured by RMB denominated bank deposits placed with financial institutions in the PRC of US$103,179 and US$209,642 as of December 31, 2015 and 2016, respectively, and were classified as “restricted cash, current” on the consolidated balance sheets. The short-term bank borrowings are repayable on demand and bear interest rates of three month London InterBank Offered Rate (“LIBOR”) plus 0.9% to 1.05%  (2015: LIBOR plus 1.0%). During the year ended December 31, 2016, US$100,000 of short-term loans were repaid and the related pledged deposits amounting to US$103,179 were released by the respective financial institutions.

The weighted average interest rate for all short-term borrowings for the years ended December 31, 2015 and 2016 was approximately 1.4% and 1.92%, respectively.

Long-term bank loans as of December 31, 2016 represents bank borrowings from financial institutions in China for the purchase of a building in Beijing, PRC. The Company borrowed a total of US$87,920. US$22,730 of the bank loans were re-classified to short term loans because i) US$13,420 were repayable on demand as the Company did not meet certain loan covenants, and ii) US$9,310 is repayable within twelve months.